Shareholders’ Equity (Details) - Schedule of summary of warrants activity - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Summary Of Warrants Activity Abstract
Number of warrants , at beginning	6,023,700	6,020,000
Weighted average life , at beginning		3 years 1 month 6 days
Expiration dates , at beginning		Feb. 04, 2024
Number of warrants ,Additional warrants upon exercise of UPO		100,000
Number of warrants ,Exercised		(96,300)
Number of warrants ,at ending	6,023,700	6,023,700
Weighted average life , at ending	1 year 7 months 6 days	2 years 1 month 6 days
Expiration dates , at ending	Feb. 04, 2024	Feb. 04, 2024
Number of warrants ,warrants exercisable	6,023,700
Weighted average life ,warrants exercisable	1 year 7 months 6 days
Expiration dates ,warrants exercisable	Feb. 04, 2024